Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Presentation basis of the financial statements
A.	Presentation basis of the financial statements

The financial statements have been prepared on the historical cost basis, except for financial derivatives and financial liabilities measured at fair value through profit or loss.

The statements of comprehensive loss are presented in accordance with the “function of expense”.

The financial statements have prepared in accordance with International Financial Reporting Standards (“IFRS Accounting Standards”) as issued by the International Accounting Standards Board (the “IASB”).

Use of significant accounting estimates and assumptions and judgements
B.	Use of significant accounting estimates and assumptions and judgements

The preparation of financial statements in conformity with IFRS requires management to make accounting estimates and assessments that involve use of judgment and that affect the amounts of assets and liabilities presented in the financial statements, the disclosure of contingent assets and liabilities at the dates of the financial statements, the amounts of revenues and expenses during the reporting periods and the accounting policies adopted by the Company. Actual results could differ from those estimates.

For information regarding significant estimates and considerations which embody significant sensitivity to future events, see also Note 3 below.

The functional currency and the presentation currency of the financial statements
C.	The functional currency and the presentation currency of the financial statements
1.	The Company prepares its financial statements in accordance with the currency of the country and principal economic environment in which it operates, which constitutes the functional currency from which it is primarily affected (the “Functional Currency”). Taking into consideration that most cash balances are held in New Israeli Shekels (NIS) and most of the operational expenses and income are denominated in NIS, the Functional Currency of the Company is the NIS.
2.	The Company’s financial statements are presented in NIS.

Assets, liabilities and transactions linked to or in foreign currency
D.	Assets, liabilities and transactions linked to or in foreign currency
1.	Financial assets and liabilities denominated in or linked to foreign currency are presented on the basis of the closing rate of exchange as of each reporting date.
2.	Transactions denominated in foreign currency are recorded upon initial recognition at the representative rate of exchange on date of the transaction. Exchange rate differences deriving from settlement of monetary items, at exchange rates that are different than those used in the initial recording during the period, or than those reported in previous financial statements, are carried to profit and loss.
3.	The following table presents data pertaining to the rate of change of the exchange rate of U.S. dollar, Euro and Israeli CPI (ICPI) during the reported periods:
	Year ended December 31,
	2024	2023	2022
	%	%	%
ICPI (2016 base year)	3.24	2.958	5.263
Representative exchange rate of U.S dollar/NIS	0.5	3.0	13.2
Representative exchange rate of Euro/NIS	(5.3)	6.9	6.6

Cash and cash equivalents
E.	Cash and cash equivalents

Cash and cash equivalents include highly liquid investments, including short-term bank deposits (with original maturity dates of up to three months from date of deposit) that are not restricted as to withdrawal or use.

Inventory
F.	Inventory

Inventory is measured at the lower of cost and net realizable value. Cost of inventory comprises purchase costs, conversion costs and costs incurred in bringing the inventory to its present location and condition. Net realizable value is the estimated selling price in the ordinary course of business less estimated costs of completion and estimated costs necessary to make the sale.

Cost of inventory is determined on the basis of the following:

●	Raw material components - the “first-in-first-out” basis.
●	Finished goods (purchased goods) - the “first-in-first-out” basis.

Property and equipment
G.	Property and equipment

Property and equipment items are presented at cost, less accumulated depreciation and net of accrued impairment losses, if any. Cost includes, in addition to the acquisition cost, all of the costs that can be directly attributed to the bringing of the item to the location and condition necessary for the item to operate in accordance with the intentions of management.

Depreciation is calculated using the straight-line method over the estimated useful lives of the fixed asset items or of a discernible component.

The annual depreciation rates are as follows:

%
Computers	20-33
Office furniture and equipment	6-7
Leasehold improvements	The shorter of the contract period or the life span of the leasehold improvement

Impairment of non-monetary assets
H.	Impairment of non-monetary assets

Non-monetary depreciable assets are tested for possible impairment in value when events or circumstances occur that may indicate that the carrying value of the given asset is not recoverable. When the carrying value of an asset in the statement of financial position exceeds its recoverable value, the Company recognizes an impairment loss in an amount equal to the difference between the carrying value of the asset and its recoverable value, which is the higher of its fair value less selling costs and its value in use (the present value of the estimated future cash flows expected to derive from the use and realization of the asset). For purposes of assessing a decline in value, the assets are allocated to the lowest possible level in respect of which there are separate identifiable cash flows (cash-generating units).

Research and development expenses
I.	Research and development expenses

Research costs are expensed when incurred. Development expenses are capitalized and recognized as an asset, commencing the phase in which technological feasibility is achieved, when the company has intentions and the capabilities to complete and use (or sell) the asset, it is probable that the developed asset will generate future economic benefits and the development costs are attributable in a reliable manner.

The amortization of the intangible asset commences when the asset becomes ready for its intended use.

An expense in respect of development that does not meet the conditions required to be recognized as an asset, as above, is carried to profit and loss when incurred.

As of the reported periods, the terms for the capitalization of the development costs as an intangible asset were not met.

Revenue recognition
J.	Revenue recognition

The Company recognizes revenues in accordance with IFRS No. 15, Revenues from contracts with customers (“IFRS 15”).

A performance obligation is satisfied over time if one of the following criteria is met: (i) the customer is receiving and consuming the benefits of the Company’s performance as the Company performs; (ii) the Company’s performance creates or enhances an asset that the customer controls as the asset is created or enhanced or (iii) the Company’s performance does not create an asset with an alternative use to the Company and the Company has an enforceable right to payment for performance completed to that date.

Revenues are recorded at the amount of consideration to which the Company expects to be entitled in exchange for transferring promised goods or services to a customer. Revenue is presented net of value added tax (“VAT”). Revenues are recognized when, or as, control of services or products is transferred to the customers at a point in time or over time, as applicable to each performance obligation.

For arrangements that involve the delivery of products (i.e. the Saverone System) or performance of related services (i.e. Post-Contract Customer Support (“PCS”) and extended warranty, if applicable), the Company analyzes whether the goods or services that were promised to the customer are considered ‘distinct’.

The Company recognizes revenues from sales of the Saverone System at a point in time upon delivery, which occurs once installation has been completed and the system is fully functional. The Company’s revenues from PCS are derived from annual maintenance providing for unspecified upgrades. The Company considers the PCS performance obligations as a distinct performance obligation that is satisfied over time and recognized on a straight-line basis over the contractual period (mainly over a 3-5 years) as the customer simultaneously receives and consumes the benefits provided by the Company’s performance.

As the Company bundles the SaverOne System together with PCS, the transaction price is allocated to the separate performance obligations on a relative standalone selling price basis.

Since the Company does not sell PCS on a stand-alone basis and due to the fact that these services are usually involved with limited customer support, mainly based on several hours of technical support per contract (as the SaverOne System is considered fully functional as delivered to the costumer), the standalone selling prices of the PCS are determined based on the expected cost plus a margin (“cost-plus approach”). However, throughout the reported periods the consideration amount allocated to PCS component was insignificant.

The stand-alone selling price of the SaverOne System is estimated by management at the price that a customer in the market will pay for the SaverOne System on a stand-alone basis (i.e. without PCS or extended warranty).

In certain agreements, the Company provides the customer an assurance that is beyond the obligation that the item supplied meets the characteristics and specifications agreed upon between the parties (the “Extended Warranty”). These service-type warranties are sold generally bundled together with the sale of the SaverOne System. Revenue from the rendering of Extended Warranty services is recognized over time, during the period the customer simultaneously receives and consumes the benefits provided by the Company’s performance.

See Note 2K below regarding to standard warranty.

In determining the transaction price, the Company adjusts the promised amount of consideration for the effects of the time value of money if the payments schedule agreed between the parties to the contract (whether explicitly or implicitly) provides the customer with a significant benefit of financing the goods or services to be transferred. When it is determined that a contract contains a significant financing component, then revenue is recognized in an amount that reflects the price that a customer would have to pay for goods or services promised if the customer paid cash and the effects of financing are reflected in the profit or loss in the financing section as income or financing expenses, as the case may be.

The Company receives payments from customers based upon contractual payment schedules. Trade receivables are recorded when right to consideration becomes unconditional, and an invoice is issued to the customer. Unbilled receivables include amounts related to the Company’s contractual right to consideration for completed performance obligations not yet invoiced, including deduction of significant financing component estimated by the management. When payments are made before or after the SaverOne System is delivered or related services are rendered, the Company recognizes the resulting contract asset or liability as applicable.

As of December 31, 2024 and 2023, unbilled receivables balance amounted to NIS 1,214 and NIS 1,170, respectively, and are included within trade receivables balance in the statements of financial positions.

During the reported periods, costs to obtain contracts were in an insignificant amount.

Warranty costs
K.	Warranty costs

The Company provides a standard warranty for its products to end-users at no extra charge. The warranty provides the customer with assurance that the item supplied meets the characteristics and the specification agreed upon between the parties, as required by law, (assurance-type warranty).

To date, warranty costs and the related liabilities related to the standard warranty period have been immaterial.

Leasing
L.	Leasing

At inception date of an agreement, the Company determines whether the agreement is a lease or whether it contains a lease.

Lease term is the non-cancellable period of the lease, plus periods covered by options to extend that the lessee is reasonably certain to exercise, and options to terminate that the lessee is reasonably certain not to exercise.

Leasing transactions are reflected as a right of usage asset against a liability in respect of leasing, which is initially measured at the present value of the future leasing payments, discounted at the interest rate implicit in the lease, or at the lessee’s incremental borrowing rate if the interest rate implicit in the lease cannot be readily determined.

As part of future leasing payments, the Company includes fixed payments and variable payments linked to indexes or rates. In subsequent periods, the lease liability is measured at the present value of the future leasing payments. If necessary, the balance of the leasing liability is remeasured on a regular basis in order to reflect changes in future leasing payments as a result of changes in the Index.

Right of usage assets are initially measured at cost, which includes the amount of the initial measurement of the liability, pre-paid leasing payments and direct costs incurred in the lease. In subsequent periods, usage right assets are measured by the cost model, less accumulated depreciation and less accrued impairment losses and also adjusted to reflect any remeasurements of the leasing liability. Usage right assets are depreciated on the straight-line method over the shorter of the leasing period or the useful lifespan of the asset (3 to 4 years).

Regarding short-term leases (leases with a leasing period of less than 12 months), the Company implemented the practical exception, whereby such leases are accounted for as an expense on a straight-line basis over term of the lease.

Financial assets
M.	Financial assets

The classification of financial assets is based on the Company’s business model used for the management of financial assets and on the forecasted cash flow characteristics of the financial asset.

Investments in debt instruments measured at amortized cost

Debt instruments measured at amortized cost are debt instruments that meet the following two cumulative conditions: the Company’s business model is to hold and collect the contractual cash flows and, the contractual characteristics of the financial asset define cash flows relating to payments of principal and interest, at specified dates on the principal outstanding. These are measured upon initial recognition at their fair value, plus transaction costs. Subsequent to initial recognition, such assets are recognized at amortized cost, on the basis of the effective interest method, net of credit losses.

Impairment of financial assets
N.	Impairment of financial assets

The Company recognizes a provision for loss under the “Expected Credit Loss Recognition Model” for financial debt assets that are not measured at fair value through profit and loss, distinguishing between the following two situations:

1.	Financial instruments that there has not been a significant increase in their credit risk since the date of their original recognition - the provision shall take into account expected credit losses in 12-months period, or
2.	Financial instruments that there has been a significant increase in their credit risk since the date of their original recognition - the provision shall take into account expected credit losses over the remaining life span of the instrument.

For purpose of implementing the above principle, the Company assesses at each reporting date whether credit risk of the financial instrument increased significantly from initial recognition date and, as part of the above, use is made of reasonable and established information that can be obtained without exaggerated cost or effort.

The amount of the forecasted credit losses is recognized in profit and loss under “general and administrative expenses”.

Financial liabilities
O.	Financial liabilities

Financial liabilities are recognized in the statement of financial position if and only if the Company becomes a party to the contractual provisions of the instrument.

1.	Financial liabilities measured at amortized cost

Financial liabilities measured at amortized cost are recognized initially in the financial statements on the basis of fair value, less direct transaction costs, if any. Subsequent to initial recognition, these financial liabilities are measured at amortized cost, using the effective interest method, which also takes into account direct costs. The effective interest is recognized in profit and loss as financing expenses.

2.	Financial liabilities measured at fair value through profit and loss

This group includes financial liabilities that are designated by the Company’s management upon initial recognition as financial liabilities presented at fair value through profit and loss if they are qualified to such designation (e.g., certain warrants and promissory notes) that are subject to settlement in variable numbers of shares See also Note 2R below.

Financial liabilities in this category are presented at fair value at each reporting date. Changes in fair value are carried to profit and loss, except for the change in fair value that can be attributed to changes in the credit risk of the liability which is presented as part of other comprehensive income (loss), unless such treatment will generate on accounting mismatching in profit and loss. Transaction costs are carried to profit and loss when incurred.

Derecognition and offsetting of financial instruments
P.	Derecognition and offsetting of financial instruments
1.	Derecognition

Financial assets

A financial asset is derecognized when:

●	The contractual rights to cash flows from the financial asset have expired; or
●	The Company transfers the financial asset which qualifies for derecognition.

If the Company did not substantially transfer all of the risks and rewards deriving from ownership of the transferred asset, but all of the risks and rewards did not remain with the Company, and the Company retained control over the transferred asset, the Company continues to recognize the transferred asset to the extent of its continuing involvement therein.

Financial liabilities

A financial liability is derecognized when the liability is settled, i.e., when the obligation defined in the contract has been repaid, cancelled or expired.

2.	Offsetting financial instruments

Financial assets and financial liabilities are presented in the statements of financial position at a net amount only when the Company has an enforceable legal right of offset and there exists the intention to settle the asset and the liability on a net or simultaneous basis. An enforceable legal right to offset exists when it can be enforced at any time, both during the normal course of business and in the event of insolvency, and when it is not contingent on any future event.

Settlement of financial liabilities through equity instruments
Q.	Settlement of financial liabilities through equity instruments

In cases in which partial or full settlement is made of financial liabilities through equity instruments, the equity instruments are measured at the fair value of the equity instrument if it is possible to estimate the fair value reliably. Otherwise, the measurement of the equity instruments is carried out on the basis of the fair value of the financial liability being settled (or a part thereof), at the date of settlement. The difference between the fair value of the equity instruments used to settle the financial liability being settled and the carrying value of the liability is carried to profit and loss.

Issuance of financial instruments as part of a package
R.	Issuance of financial instruments as part of a package

At the closing date, the Company allocated total gross proceeds as follows: (i) first, the consideration is allocated to financial instruments that are under fair value through profit and loss category, (ii) second, the consideration is allocated to financial instruments thar are measured at amortized costs, (iii) the residual amount, if any, is allocated to instruments that are classified in equity.

Incremental and direct issuance costs were allocated to the components based on the same proportion as the allocation of the gross proceeds. The portion of issuance costs that was allocated to instruments under fair value through profit and loss category was recognized immediately as finance expenses and the portion of issuance costs related to equity instruments was deducted from additional-paid in capital.

Derivative Warrants Liability
S.	Derivative Warrants Liability

Certain Warrants that were issued by the Company to investors through the U.S. IPO (see also Note 13C1) are exercisable into ADSs with a fixed exercise price, which is denominated in U.S. dollar currency, which is different from the functional currency of the Company (NIS) and also may be exercisable to a variable number of shares due to the existence of cashless exercise mechanism under certain circumstances. Accordingly, such Warrants are considered as a current financial liability classified under ‘Fair value through profit or loss’ category (FVTPL). Changes in the estimated fair value of the outstanding Warrants are recognized each reporting period in the profit and loss as part of the financing expenses, until such Warrants are exercised or expired.

Liability in respect of government grants
T.	Liability in respect of government grants

Government grants in respect of a research and development project received from the Israeli Innovation Authority (“IIA”) or in respect to marketing project in designed territory from the Israeli Ministry of Economy are recognized as a liability when received and are measured at fair value as of the receipt date, unless at that date, it is reasonably assured that the amount received will not be refunded. Amounts paid as royalties in subsequent periods are accounted for as settlement of a financial liability. The difference between the amount of grant received and the fair value of the liability on the recognition date is accounted for as government grant and accordingly it is carried to profit and loss under research and development expenses. The liability amount is reassessed in each period, with any changes in the present value of the expected cash flows discounted by the original interest rate carried to profit and loss. Under circumstances in which management determines in subsequent periods that there is reasonable assurance that the grant will not be refunded, the liability is derecognized on that date to profit and loss under research and development expenses.

Employee benefits
U.	Employee benefits
1.	Liability in respect of pensions and severance pay

Pursuant to Israeli labor laws and labor contracts and in accordance with Company practice, the Company is required to make severance payments to employees who are terminated and, under certain circumstances, to employees who resign or leave on their own initiative.

The liability of the Company in respect of post-employment benefits is accounted for as a defined contribution plan. The Company has defined contribution plan in accordance with section 14 of Israel’s Severance Pay Law – 1963. The actuarial and economic risks in respect of this plan are not borne by the Company. Under this plan, during the employment period, the Company makes regular payments to an independent entity, without the Company having any legal or implied obligation to make any additional payments in the event that sufficient amounts have not been accrued in the plan. Deposits in a defined contribution plan are included as an expense when the amount is deposited in the plan, concurrent with the receipt of the work services from the employee and no additional amount need be provided for in the financial statements. The Company regularly deposits money in respect of its liabilities to make severance payments to part of its employees in pension funds and insurance companies.

The following tabular represents amounts paid under defined contribution plan:

	Year ended December 31,
	2024	2023	2022
Expenses related in respect of defined contribution plan	1,698	1,462	1,260
2.	Short-term employee benefits

Short-term employee benefits include salaries, vacation pay, recreation pay and deposits to the National Insurance Institute (Social Security) if they are expected to be settled within 12 months following the end of the annual reporting period in which the employee renders the relevant services. Such benefits are recognized as an expense concurrently with the receipt of the work services.

Share-based compensation
V.	Share-based compensation

Share-based compensation transactions that are settled by equity instruments that were executed with employees or others who render similar services are measured at the date of the grant, based on the fair value of the granted equity instruments. The vesting conditions, except for market conditions, are not taken into consideration in estimating the fair value, but rather by adjusting the number of equity instruments included in the measurement of the transaction amount. Such amount is recognized as an expense against a concurrent recording in equity over the period in which the employees’ right to exercise or receive the equity instruments has vested.

The expense in respect of a share-based payment relating to grants contingent upon vesting conditions that are not market conditions is adjusted at the end of each reporting period in order to reflect the number of the equity instruments expected to vest.

Loss per share
W.	Loss per share

The basic loss per share is calculated by dividing the loss attributed to the shareholders of the Company by the weighted average number of ordinary shares outstanding during the period and, if necessary, after deducting shares held by the Company.

For purposes of calculating the diluted loss per share, the loss attributed to the ordinary shareholders of the Company and the weighted average number of ordinary shares outstanding are adjusted in respect of the possible impact of potential ordinary shares that may derive from the exercise or conversion of convertible financial instruments in respect of which there is a dilutive effect.

Operating cycle
X.	Operating cycle
The operating cycle of the Company is one year.
A summary of new financial reporting standards that came into effect during the period and which are relevant to the Company’s activities
Y.	A summary of new financial reporting standards that came into effect during the period and which are relevant to the Company’s activities

The Company applied for the first-time certain standards and amendments, which are effective for annual periods beginning on or after 1 January 2024 (unless otherwise stated). The Company has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.

1.	Amendments to IAS 1, Presentation of Financial Statements: Classification of Liabilities as Current or Non-Current

Commencing January 1, 2024, the Company applied, in a retrospective manner, the amendments to IAS 1 - Classification of Liabilities as Current or Non-current (the Amendments).

The amendments clarify:

The amendments replace certain requirements for classifying liabilities as current or non-current. According to the amendments, a liability will be classified as non-current when the entity has the right to defer settlement for at least 12 months after the reporting period, and it “has substance” and is in existence at the end of the reporting period, this instead of the requirement that there be an “unconditional” right. According to the amendments, a right is in existence at the reporting date only if the entity complies with conditions for deferring settlement at that date. In addition. the classification as non-current is not affected by management intentions or expectations. Furthermore, the amendments clarify that the conversion option of a liability will affect its classification as current or non-current, unless when the conversion option is recognized as equity. The amendments also clarified that only covenants that an entity must comply with on or before the reporting period affects classification.

The amendments are effective for reporting periods beginning on or after January 1, 2024 with earlier application being permitted. The amendments are applicable retroactively, including an amendment to comparative data.

The implementation of the amendments did not have a material impact on the classification of liabilities in the statements of the Company’s financial position.

2.	Supplier Finance Arrangements (Amendments to IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments: Disclosures)

The amendments clarify the characteristics of supplier finance arrangements and require additional disclosure of such arrangements. The disclosure requirements in the amendments are intended to assist users of financial statements in understanding the effects of supplier finance arrangements on an entity’s liabilities, cash flows and exposure to liquidity risk.

The amendments became effective for annual periods beginning on or after January 1, 2024.

The implementation of the amendments did not have a material impact on the financial condition and results of the Company’s operations.

A summary of new reporting standards not yet effective and which are relevant to the Company’s activities
Z.	A summary of new reporting standards not yet effective and which are relevant to the Company’s activities

IFRS 18, Presentation and Disclosure in Financial Statements

In April 2024, the International Accounting Standards Board (IASB) issued IFRS 18 ‘Presentation and Disclosure in Financial Statements’ (IFRS 18). IFRS 18 will replace the existing IAS 1 ‘Presentation of Financial Statements’ while carrying forward many of the requirements in IAS 1.

IFRS 18 requires companies to provide improved structure and content to the financial statements, in particular the profit and loss statement. IFRS 18 introduces three defined categories for income and expenses - operating, investing and financing in order to improve the structure of the income statement, and requires all companies to provide new defined subtotals, including operating profit.

IFRS 18 provides enhanced guidance on the principles of aggregation and disaggregation which focus on grouping items based on their shared characteristics. Characteristics refer for example to nature, function or measurement basis.

Where items are presented by function, an entity is required to disclose information by nature for specific expenses.

IFRS 18 requires companies to disclose explanations of company-specific measures that are related to the income statement, referred to as management-defined performance measures (MPMs). The information related to these measures will be disclosed in the financial statements in a single note, including a reconciliation between the MPM and the most similar specified subtotal in IFRS. The new requirements are intended to improve and transparency of management-defined performance measures.

IFRS 18 is effective for annual reporting periods beginning on or after 1 January 2027, with earlier application permitted. Entities that early adopt IFRS 18 are required to disclose that fact in the notes.

The Company is examining the potential impact of implementing IFRS 18 on its financial statements. However, the new standard is expected to affect matters of presentation and disclosure.

Lack of exchangeability – Amendments to IAS 21

In August 2023, the IASB issued amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates to specify how an entity should assess whether a currency is exchangeable and how it should determine a spot exchange rate when exchangeability is lacking. The amendments also require disclosure of information that enables users of its financial statements to understand how the currency not being exchangeable into the other currency affects, or is expected to affect, the entity’s financial performance, financial position and cash flows. The amendments will be effective for annual reporting periods beginning on or after 1 January 2025. Early adoption is permitted, but will need to be disclosed. When applying the amendments, an entity cannot restate comparative information.

The amendments are not expected to have a material impact on the Company’s financial statements.